Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes ETF Trust
CIK	dei_EntityCentralIndexKey	0001849998
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2024
Prospectus Date	rr_ProspectusDate	Jun. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Short Duration Corporate ETF | Federated Hermes Short Duration Corporate ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XFCSX